Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Intangible assets

Note 7. Intangible assets

At June 30, 2024 and December 31, 2023, intangible assets consisted of the following:

	June 30,	December 31,
	2024	2023
Software	$71,553	$73,494
Application development	2,141,645	2,199,748
	2,213,198	2,273,242
Accumulated amortization	(1,336,689)	(1,022,062)
Intangible assets, net of accumulated amortization	$876,509	$1,251,180

Based on the carrying value of definite-lived intangible assets as of June 30, 2024, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
Periods Ended June 30,
2025	$713,884
2026	162,625
Total amortization expense	$876,509

Amortization expense of intangible assets for the six months ended June 30, 2024 and 2023 were $343,753 and $226,406, respectively.